Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,246,000.00
Previously Paid Amount	0.00
Total Fee Amount	172.07
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 172.07
Narrative - Max Aggregate Offering Price	$ 1,246,000.00
Final Prospectus	true